Principal Funds, Inc.
Supplement dated April 8, 2026
to the Prospectus and Statement of Additional Information
both dated March 1, 2026
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR GLOBAL REAL ESTATE SECURITIES FUND
Effective June 15, 2026, under Sub-Advisor and Portfolio Managers, delete all references to Simon Hedger.

MANAGEMENT OF THE FUNDS
Effective June 15, 2026, delete all references to Simon Hedger.
The changes described below are being made to the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Effective June 15, 2026, in the Sub-Advisor: Principal Real Estate Investors, LLC section, delete all references to Simon Hedger.
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